Eaton Vance Management

Two International Place

Boston, MA  02110

(617)482-8260

www.eatonvance.com

July 14, 2016

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC  20549

Attention:  Office of Filings, Information & Consumer Services

Re:

Form N-1A Filing for Eaton Vance Special Investment Trust (the “Registrant”)

On behalf of Eaton Vance 1-to-10 Year Laddered Corporate Bond Fund (the “New Fund”)

Post-Effective Amendment No. 164 (1933 Act File No. 002-27962)

Amendment No. 151 (1940 Act File No. 811-01545) (the “Amendment”)

Ladies and Gentlemen:

On behalf of the above-referenced Registrant, transmitted herewith pursuant to (1) the Securities Act of 1933, as amended (the “1933 Act”), and Rules 472 and 485(a)(2) thereunder, (2) the Investment Company Act of 1940, as amended, and the rules promulgated pursuant to Section 8(b) thereunder, (3) the General Instructions to Form N-1A, and (4) Rules 101 and 102 under Regulation S-T, is the Amendment, including the prospectus and statements of additional information (“SAI”) for the New Fund.  The Amendment transmitted herewith contains a conformed signature page, the manually signed original of which is maintained at the offices of the Registrant.

The Amendment is being filed pursuant to paragraph (a)(2) of Rule 485 under the 1933 Act and will become effective 75 days from the date hereof (the “Effective Date”).

The Amendment is being filed for the purpose of registering shares of the New Fund.  The investment objective of the New Fund is to seek current income.  The New Fund will offer Class A, Class C and Class I shares on substantially the same basis as the Class A, Class C and Class I shares of Eaton Vance International Small-Cap Fund, a series of Eaton Vance Growth Trust, which was filed with the Commission on October 1, 2015 (Accession No. 0000940394-15-001162).

Based on the foregoing, the Registrant requests that the Staff, in reviewing the prospectus and SAI included in the Amendment, use the selective review procedure set forth in Investment Company Act Release No. 13768 (February 15, 1984) in processing the Amendment.

Prior to the effectiveness of the Amendment, the Registrant intends to file an Amendment pursuant to Rule 485(b) of the 1933 Act in order to respond to any comments from the Staff and to make any other necessary nonmaterial changes.

Securities and Exchange Commission

July 14, 2016

If you have any questions or comments concerning the enclosed Amendment, please contact the undersigned at (617) 672-8064.

Very truly yours,

/s/ Velvet Regan

Velvet Regan, Esq.

Vice President